John Hancock
Government Income Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 92.1%				$198,744,099
(Cost $205,444,629)
U.S. Government 60.7%				130,913,904
U.S. Treasury
Bond	2.875	05-15-52	19,615,000	18,076,448
Bond	3.375	08-15-42	20,460,000	19,964,484
Note	2.250	03-31-24	5,850,000	5,737,799
Note	2.625	07-31-29	1,000,000	958,594
Note	2.750	08-15-32	6,028,000	5,815,136
Note	2.875	06-15-25	21,000,000	20,652,188
Note	2.875	04-30-29	23,300,000	22,657,430
Note	3.000	07-31-24	3,000,000	2,973,750
Note	3.000	07-15-25	4,000,000	3,946,562
Note	3.125	08-15-25	2,000,000	1,979,844
Note	3.125	08-31-27	27,400,000	27,155,966
Note	3.250	08-31-24	1,000,000	995,703
U.S. Government Agency 31.4%				67,830,195
Federal Farm Credit Bank Note	3.370	12-08-25	2,500,000	2,462,659
Federal Home Loan Bank
Note	1.600	12-17-26	5,000,000	4,572,263
Note	1.610	12-30-26	3,000,000	2,742,984
Note	3.500	05-19-25	4,000,000	3,933,326
Note	4.000	05-26-27	1,490,000	1,460,969
Note	4.130	08-28-25	3,000,000	2,993,930
Note (A)	4.500	09-16-27	3,000,000	2,997,895
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	581,407	552,179
30 Yr Pass Thru	3.500	12-01-44	1,648,887	1,602,124
30 Yr Pass Thru	3.500	02-01-47	514,428	498,874
30 Yr Pass Thru	3.500	06-01-49	478,609	460,620
30 Yr Pass Thru	3.500	03-01-52	273,013	262,367
30 Yr Pass Thru	4.000	12-01-40	298,204	298,849
30 Yr Pass Thru	4.000	01-01-41	382,333	383,161
30 Yr Pass Thru	4.000	01-01-41	312,157	312,869
30 Yr Pass Thru	4.000	11-01-43	638,980	637,647
30 Yr Pass Thru	4.000	12-01-46	476,371	472,846
30 Yr Pass Thru	4.000	06-01-47	456,186	452,469
Note	4.050	08-28-25	3,000,000	2,995,611
Note	4.250	08-25-27	2,500,000	2,491,739
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	494,293	480,771
30 Yr Pass Thru	2.000	10-01-50	1,206,392	1,049,414
30 Yr Pass Thru	2.500	07-01-50	544,792	492,640
30 Yr Pass Thru	2.500	08-01-50	2,503,931	2,259,541
30 Yr Pass Thru	2.500	09-01-50	1,010,756	912,104
30 Yr Pass Thru	2.500	09-01-50	2,656,347	2,397,081
30 Yr Pass Thru	2.500	10-01-50	941,782	853,982
30 Yr Pass Thru	2.500	10-01-50	1,825,965	1,641,469
30 Yr Pass Thru	3.000	10-01-49	1,242,469	1,160,022
30 Yr Pass Thru	3.000	11-01-49	1,059,149	988,867
30 Yr Pass Thru	3.500	07-01-43	1,014,333	986,588
30 Yr Pass Thru	3.500	03-01-44	465,237	453,093
30 Yr Pass Thru	3.500	01-01-45	2,003,410	1,948,612
30 Yr Pass Thru	3.500	04-01-45	1,716,812	1,665,560
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	05-01-48	687,656	$663,474
30 Yr Pass Thru	3.500	06-01-49	591,405	571,532
30 Yr Pass Thru	3.500	03-01-52	2,504,999	2,417,692
30 Yr Pass Thru	4.000	09-01-40	828,653	829,517
30 Yr Pass Thru	4.000	12-01-40	553,846	554,422
30 Yr Pass Thru	4.000	09-01-41	652,348	653,187
30 Yr Pass Thru	4.000	10-01-41	693,259	694,148
30 Yr Pass Thru	4.000	01-01-42	352,147	352,590
30 Yr Pass Thru	4.000	07-01-42	931,453	931,648
30 Yr Pass Thru	4.000	11-01-42	1,491,006	1,492,931
30 Yr Pass Thru	4.000	11-01-43	1,457,285	1,455,679
30 Yr Pass Thru	4.000	12-01-43	636,452	635,352
30 Yr Pass Thru	4.000	06-01-49	2,324,493	2,303,044
30 Yr Pass Thru	4.500	08-01-40	584,390	596,758
30 Yr Pass Thru	4.500	06-01-41	1,194,539	1,220,563
30 Yr Pass Thru	4.500	07-01-41	1,119,087	1,143,467
30 Yr Pass Thru	4.500	11-01-41	193,841	198,126
30 Yr Pass Thru	4.500	02-01-42	608,787	622,050

30 Yr Pass Thru	4.500	04-01-48	608,860	618,890
Collateralized mortgage obligations 5.1%				$11,093,260
(Cost $14,967,094)
Commercial and residential 1.3%				2,898,222
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	632,678	618,044
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (C)	3.500	08-25-57	1,033,909	1,011,992
Series 2019-1, Class MA	3.500	07-25-58	799,802	781,577
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	18,510	18,350
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	14,638	14,522
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	283,147	278,915
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	3.044	02-25-57	176,328	174,822
U.S. Government Agency 3.8%				8,195,038
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	858,909	852,486
Series 4459, Class CA	5.000	12-15-34	40,613	41,405
Series K026, Class X1 IO	1.025	11-25-22	2,854,257	1,773
Series K030, Class X1 IO	0.259	04-25-23	41,699,136	24,748
Series K032, Class A1	3.016	02-25-23	76,020	75,866
Series K038, Class X1 IO	1.240	03-25-24	6,256,990	86,424
Series K048, Class X1 IO	0.348	06-25-25	4,822,963	27,050
Series K050, Class X1 IO	0.435	08-25-25	69,638,133	554,229
Series K053, Class X1 IO	1.016	12-25-25	26,896,534	638,887
Series K054, Class X1 IO	1.298	01-25-26	20,813,091	671,143
Series K722, Class X1 IO	1.445	03-25-23	18,915,947	54,724
Series KSMC, Class A2	2.615	01-25-23	2,000,000	1,989,047
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	14,206	14,225
Series 2014-44, Class DA	3.000	07-25-36	733,512	705,527
Series 2014-49, Class CA	3.000	08-25-44	426,985	411,218
Government National Mortgage Association
Series 2012-114, Class IO	0.618	01-16-53	692,475	11,493
Series 2013-30, Class A	1.500	05-16-42	72,061	70,875
Series 2015-7, Class IO	0.515	01-16-57	5,712,330	143,116
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-109, Class IO	0.273	04-16-57	919,441	$21,013
Series 2017-124, Class IO	0.610	01-16-59	827,825	27,181
Series 2017-140, Class IO	0.486	02-16-59	607,335	21,513
Series 2017-20, Class IO	0.585	12-16-58	1,876,456	57,719
Series 2017-41, Class IO	0.619	07-16-58	924,309	29,264
Series 2017-46, Class IO	0.685	11-16-57	1,202,790	48,556
Series 2017-54, Class IO	0.684	12-16-58	5,155,851	218,250
Series 2017-61, Class IO	0.769	05-16-59	790,192	33,417
Series 2017-74, Class IO	0.471	09-16-58	1,272,104	34,397
Series 2017-89, Class IO	0.546	07-16-59	1,130,808	42,587
Series 2018-114, Class IO	0.710	04-16-60	777,907	34,715
Series 2018-68, Class A	2.850	04-16-50	221,810	216,753
Series 2018-9, Class IO	0.446	01-16-60	1,239,475	43,298
Series 2020-118, Class IO	0.888	06-16-62	2,456,684	164,450
Series 2020-119, Class IO	0.601	08-16-62	1,279,952	70,619
Series 2020-120, Class IO	0.760	05-16-62	3,335,343	213,155
Series 2020-137, Class IO	0.794	09-16-62	2,309,336	143,399
Series 2020-170, Class IO	0.832	11-16-62	2,832,950	192,767
Series 2021-40, Class IO	0.824	02-16-63	773,990	53,192

Series 2022-53, Class IO	0.713	06-16-64	2,473,524	154,557
Asset backed securities 0.3%				$523,540
(Cost $520,668)
Asset backed securities 0.3%				523,540
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	0.254	10-25-36	526,796	523,540

	Yield (%)	Shares	Value
Short-term investments 3.5%			$7,643,941
(Cost $7,643,941)
Short-term funds 3.5%			7,643,941
John Hancock Collateral Trust (E)	2.3160(F)	764,899	7,643,941

Total investments (Cost $228,576,332) 101.0%	$218,004,840
Other assets and liabilities, net (1.0%)	(2,182,058)
Total net assets 100.0%	$215,822,782

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-22.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$198,744,099	—	$198,744,099	—
Collateralized mortgage obligations	11,093,260	—	11,093,260	—
Asset backed securities	523,540	—	523,540	—
Short-term investments	7,643,941	$7,643,941	—	—
Total investments in securities	$218,004,840	$7,643,941	$210,360,899	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	764,899	$414,127	$73,578,485	$(66,343,414)	$(5,245)	$(12)	$42,522	—	$7,643,941
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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